ADVISORS SERIES TRUST
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, California 91741

February 2, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Chase Growth Fund (S000005073)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Chase Growth Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated January 28, 2022, and filed electronically as Post-Effective Amendment No. 1068 to the Trust’s Registration Statement on Form N‑1A on January 25, 2022.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards Secretary
Advisors Series Trust